CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	€ 5,052	€ 4,530
Cost of sales	(2,785)	(2,949)
Gross profit	2,267	1,581
Selling expense	(1,736)	(1,385)
Administrative expenses	(1,232)	(1,194)
Research and development expenses	(1,597)	(1,497)
Other operating expenses	(358)	(190)
Other operating income	402	297
Operating loss	(2,254)	(2,388)
Finance expense	(268)	(47)
Finance income	946	4
Financial result	678	(43)
Loss before income taxes	(1,576)	(2,431)
Income taxes	(6)
Net loss	(1,582)	(2,431)
Other comprehensive income	(79)	15
Total comprehensive loss	(1,661)	(2,416)
Loss attributable to:
Owners of the Company	(1,576)	(2,429)
Non-controlling interests	(6)	(2)
Net loss	(1,582)	(2,431)
Total comprehensive loss attributable to:
Owners of the Company	(1,655)	(2,414)
Non-controlling interests	(6)	(2)
Total comprehensive loss	€ (1,661)	€ (2,416)
Weighted average number of ordinary shares outstanding (in shares)	3,720,000	3,720,000
Loss per share - basic/ diluted (EUR) (in euros per share)	€ (0.42)	€ (0.65)